Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of estimated useful lives of vessels, containers, handling equipment and other tangible assets
?	years
1. Vessels	?	Mainly 25 (*)	?
2. Containers	?	Mainly 13-15 (*)	?
3. Chassis	?	30	?
4. Other equipment	?	13	?
5. Dry docking for owned vessels	?	Up to 5	?
	?		years
1.	Buildings	?	25	?	?
2.	Computer systems and communication equipment	?	4-7	(Mainly 5 years)	?
3.	Other	?	5 - 15	?	?

?

Schedule of term of leases in which the Group is engaged with
?	years
1. Vessels	?	1 - 6	?
2. Containers	?	1 - 13	?
3. Buildings, vehicles and other assets	?	Mainly 1 - 8	?

Schedule of estimated useful lives of intangible assets
Software		5 years	?
Capitalised software development costs	?	5-8 years	?